SIS-Q3

Quarterly Report
September 30, 2025
MFS®  Income Portfolio

MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 98.3%
Aerospace & Defense – 1.5%
Boeing Co., 6.528%, 5/01/2034	$17,000	$18,793
Boeing Co., 5.705%, 5/01/2040	34,000	34,693
Boeing Co., 5.805%, 5/01/2050	159,000	158,851
Boeing Co., 6.858%, 5/01/2054	32,000	36,503
Bombardier, Inc., 7.5%, 2/01/2029 (n)	100,000	104,198
TransDigm, Inc., 4.625%, 1/15/2029	175,000	171,495
TransDigm, Inc., 6.375%, 5/31/2033 (n)	25,000	25,281
		$549,814
Asset-Backed & Securitized – 25.7%
ACREC 2025-FL3 LLC, “C”, FLR, 6.426% (SOFR - 1mo. + 2.291%), 8/18/2042 (n)	$40,373	$40,240
Affirm Asset Securitization Trust, 2024-X2, “A”, 5.22%, 12/17/2029 (n)	24,032	24,054
Affirm, Inc., 5.08%, 4/15/2030 (n)	62,979	63,111
AGL CLO 1 Ltd., 2019-1A, “BRR”, FLR, 5.975% (SOFR - 3mo. + 1.65%), 10/20/2034 (n)	250,000	250,090
American Credit Acceptance Receivables Trust, 2024-2, “B”, 6.1%, 12/13/2027 (n)	21,387	21,402
American Credit Acceptance Receivables Trust, 2024-2, “C”, 6.24%, 4/12/2030 (n)	64,000	64,704
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	102,300	102,790
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	92,635	93,457
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	57,202	57,183
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 6.464% ((SOFR - 1mo. + 0.11448%) + 2.2%), 8/15/2034 (n)	100,000	99,840
Arbor Realty Trust, Inc., CLO, 2021-FL4, “A”, FLR, 5.614% ((SOFR - 1mo. + 0.11448%) + 1.35%), 11/15/2036 (n)	133,019	133,021
Arbor Realty Trust, Inc., CLO, 2021-FL4, “D”, FLR, 7.164% ((SOFR - 1mo. + 0.11448%) + 2.9%), 11/15/2036 (n)	256,500	256,573
AREIT 2025-CRE10 Ltd., “B”, FLR, 5.984% (SOFR - 1mo. + 1.8419%), 1/17/2030 (n)	100,000	99,885
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	41,896	42,252
Bain Capital Credit CLO Ltd., 2020-3A, “CRR”, FLR, 6.218% (SOFR - 3mo. + 1.9%), 10/23/2034 (n)	200,000	200,232
Bain Capital Credit CLO Ltd., 2021-4A, “CR”, FLR, 6.275% (SOFR - 3mo. + 1.95%), 10/20/2034 (n)	197,222	197,280
Bank5, 2025-5YR17, “AS”, 5.626%, 11/15/2058	65,849	67,900
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.88% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	23,623	50,888
BDS 2024-FL13 Ltd., “A”, FLR, 5.709% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	100,000	100,228
Black Diamond CLO Ltd., 2019-2A, “BR”, FLR, 7.068% (SOFR - 3mo. + 2.75%), 7/23/2032 (n)	250,000	250,087
BMP Commercial Mortgage Trust, 2024-MF23, “C”, FLR, 5.991% (SOFR - 1mo. + 1.8413%), 6/15/2041 (n)	100,000	100,219
BMP Commercial Mortgage Trust, 2024-MF23, “D”, FLR, 6.54% (SOFR - 1mo. + 2.3905%), 6/15/2041 (n)	100,000	100,219
BSPRT 2024-FL11 Issuer Ltd., “AS”, FLR, 6.245% (SOFR - 1mo. + 2.095%), 7/15/2039 (n)	100,000	100,593
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)	83,356	83,706
BX Trust, 2025-BCAT, “C”, FLR, 6.05% (SOFR - 1mo. + 1.9%), 8/15/2042 (n)	95,829	96,068
BX Trust, 2025-BCAT, “D”, FLR, 6.8% (SOFR - 1mo. + 2.65%), 8/15/2042 (n)	95,829	96,038
Cathedral Lake VI Ltd., FLR, 6.111% (SOFR - 3mo. + 1.85%), 4/25/2034 (n)	115,086	115,083
Colt Funding LLC, 2025-1, “A1”, 5.699%, 1/25/2070 (n)	89,430	90,321
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)	88,564	89,259
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	61,835	62,509
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	91,344	91,485
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “B”, 6.999%, 8/15/2056	93,513	99,924
Commercial Mortgage Pass-Through Certificates, 2024-CBM, “B”, 6.511%, 12/10/2041 (n)	187,500	190,301
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	40,926	41,448
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(d)(p)	933,316	9
Dryden Senior Loan Fund, 2022-104A, “BR”, FLR, 5.953% (SOFR - 3mo. + 1.75%), 8/20/2034 (n)	250,000	250,074
Dryden Senior Loan Fund, 2022-113A, “BR2”, CLO, FLR, 5.967% (SOFR - 3mo. + 1.65%), 10/15/2037 (n)	250,000	250,489
Dwight 2025-FL1 Issuer LLC, FLR, 6.421% (SOFR - 1mo. + 2.286%), 6/18/2042 (n)	111,500	112,056
ELM Trust, 2024-ELM, “D10”, 6.846%, 6/10/2039 (n)	100,000	100,561
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)	100,000	102,027
EQT Trust, 2024-EXTR, “C”, 6.046%, 7/05/2041 (n)	100,000	102,180
Exeter Automobile Receivables Trust, 2025-1A, “A”, 4.7%, 9/15/2027	26,018	26,034
Invesco CLO 2022-2A Ltd., “BR”, 5.97%, 7/20/2035 (n)	250,000	249,995
KREF 2021-FL2 Ltd., “D”, FLR, 6.457% ((SOFR - 1mo. + 0.11448%) + 2.2%), 2/15/2039 (n)	163,000	159,281
LoanCore 2025-CRE8 Ltd., “B”, FLR, 5.984% (SOFR - 1mo. + 1.8412%), 8/17/2042 (n)	117,500	116,924
MF1 2020-FL4 Ltd., “B”, FLR, 7.007% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2035 (n)	250,000	250,443

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2024-FL14 LLC, “C”, FLR, 7.422% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	$100,000	$100,234
MF1 2024-FL15 LLC, “B”, FLR, 6.626% (SOFR - 1mo. + 2.491%), 8/18/2041 (n)	100,000	100,091
MF1 2024-FL15 LLC, “C”, FLR, 7.075% (SOFR - 1mo. + 2.94%), 8/18/2041 (n)	100,000	100,140
MF1 2024-FL16 LLC, “B”, FLR, 6.277% (SOFR - 1mo. + 2.142%), 11/18/2039 (n)	100,000	99,750
MF1 2024-FL16 LLC, “C”, FLR, 6.677% (SOFR - 1mo. + 2.542%), 11/18/2039 (n)	120,000	120,589
MF1 2025-FL17 LLC, “B”, FLR, 5.927% (SOFR - 1mo. + 1.792%), 2/18/2040 (n)	100,000	99,363
MF1 2025-FL17 LLC, “C”, FLR, 6.227% (SOFR - 1mo. + 2.092%), 2/18/2040 (n)	100,000	99,305
MF1 Multi-Family Housing Mortgage Loan Trust, 2025-FL20, “C”, FLR, 6.285% (SOFR - 1mo. + 2.15%), 2/18/2043 (n)	121,403	121,441
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	81,216	82,046
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM5, “A-1”, 5.439%, 7/25/2070 (n)	98,448	99,072
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	73,785	79,843
MSWF Commercial Mortgage Trust, 2023-2, “AS”, 6.491%, 12/15/2056	50,728	55,331
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	153,975	155,481
Northwoods Capital Ltd., 2018-14BA, “BR”, FLR, 6.078% (SOFR - 3mo. + 1.85%), 11/13/2031 (n)	250,000	250,171
OBX Trust, 2024-NQM14, “A1”, 4.944%, 9/25/2064 (n)	77,496	77,475
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	63,979	64,739
OBX Trust, 2025-NQM1, “A1”, 5.547%, 12/25/2064 (n)	88,422	89,164
OBX Trust, 2025-NQM13, “A1”, 5.441%, 5/25/2065 (n)	96,168	96,984
OBX Trust, 2025-NQM14, “A1”, 5.162%, 7/25/2065 (n)	97,419	98,074
OBX Trust, 2025-NQM16, “A1”, 4.905%, 8/25/2065 (n)	106,176	106,028
Palmer Square Loan Funding 2024-3A Ltd., “A-2”, FLR, 5.884% (SOFR - 3mo. + 1.65%), 8/08/2032 (n)	250,000	250,245
PFP III 2024-11 Ltd., “AS”, FLR, 6.406% (SOFR - 1mo. + 2.18957%), 9/17/2039 (n)	271,725	272,659
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 7.222% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036 (n)	120,000	119,785
Santander Drive Auto Receivables Trust, 2025-1, 4.74%, 1/16/2029	55,000	55,241
Shackleton 2015-7RA CLO Ltd., “B”, FLR, 5.967% (SOFR - 3mo. + 1.65%), 7/15/2031 (n)	250,000	250,043
SHR Trust, 2024-LXRY, “B”, 6.6%, 10/15/2041 (n)	159,636	159,836
Stellantis Finance US, Inc., 4.63%, 7/20/2027 (n)	68,119	68,416
STORE Master Funding LLC, 2024-1A, “A3”, 5.93%, 5/20/2054 (n)	99,292	100,379
STORE Master Funding LLC, 2024-1A, “A4”, 5.94%, 5/20/2054 (n)	99,292	101,519
Taco Bell Funding LLC, 2025-1A, “A2I”, 4.821%, 8/25/2055 (n)	117,037	117,640
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	155,000	153,079
Venture CLO 43 Ltd., 2021-43A, “CR”, FLR, 6.567% (SOFR - 3mo. + 2.25%), 4/15/2034 (n)	194,468	194,502
Verus Securitization Trust, 2024-2, “A1”, 6.095%, 2/25/2069 (n)	59,572	60,195
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	59,033	59,418
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	84,888	85,340
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	35,438	35,627
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 7.879% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	250,000	250,346
		$9,722,054
Automotive – 0.6%
Hyundai Capital America, 5.35%, 3/19/2029 (n)	$37,000	$38,002
LKQ Corp., 6.25%, 6/15/2033	123,000	131,259
Wabash National Corp., 4.5%, 10/15/2028 (n)	82,000	76,081
		$245,342
Brokerage & Asset Managers – 1.6%
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	$155,000	$168,840
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	86,000	85,597
Jane Street Group/JSG Finance, Inc., 6.75%, 5/01/2033 (n)	103,000	106,980
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	141,000	136,495
LPL Holdings, Inc., 5.75%, 6/15/2035	89,000	91,264
		$589,176
Building – 1.0%
Ferguson Enterprises, Inc., 5%, 10/03/2034	$34,000	$34,233
Patrick Industries, Inc., 4.75%, 5/01/2029 (n)	175,000	171,423
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)	126,000	130,517
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	28,000	25,356
		$361,529

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – 0.3%
Global Payments, Inc., 2.9%, 5/15/2030	$120,000	$111,059
Cable TV – 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$150,000	$141,662
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.9%, 6/01/2052	176,000	119,203
Time Warner Cable, Inc., 4.5%, 9/15/2042	77,000	61,868
		$322,733
Chemicals – 0.3%
Chemours Co., 5.75%, 11/15/2028 (n)	$60,000	$58,522
Chemours Co., 8%, 1/15/2033 (n)	60,000	59,680
		$118,202
Computer Software – 0.6%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$130,000	$134,239
Oracle Corp., 5.2%, 9/26/2035	50,000	50,275
Oracle Corp., 5.95%, 9/26/2055	37,000	36,886
		$221,400
Conglomerates – 1.5%
Emerald Debt Merger, 6.625%, 12/15/2030 (n)	$35,000	$35,978
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, 7/15/2031 (n)	54,000	56,087
Regal Rexnord Corp., 6.4%, 4/15/2033	166,000	178,209
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	304,000	308,237
		$578,511
Consumer Services – 0.3%
CBRE Group, Inc., 5.95%, 8/15/2034	$105,000	$111,997
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$116,000	$121,574
Electronics – 0.3%
Broadcom, Inc., 4.3%, 11/15/2032	$96,000	$94,760
Emerging Market Sovereign – 1.8%
Dominican Republic, 4.875%, 9/23/2032 (n)	$150,000	$143,145
Eagle Funding LuxCo. S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)	250,000	253,640
Federal Republic of Nigeria, 7.375%, 9/28/2033	200,000	189,170
Republic of Turkey, 6.875%, 3/17/2036	107,000	107,547
		$693,502
Energy - Independent – 0.8%
EQT Corp., 5%, 1/15/2029	$190,000	$192,653
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	102,000	112,177
		$304,830
Energy - Integrated – 0.5%
Eni S.p.A., 5.5%, 5/15/2034 (n)	$200,000	$205,744
Entertainment – 0.3%
NCL Corp. Ltd., 6.75%, 2/01/2032 (n)	$110,000	$113,128
Financial Institutions – 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	$195,000	$193,253
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	48,000	47,203
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	194,000	186,309

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)	$125,000	$133,900
		$560,665
Food & Beverages – 1.8%
Bacardi Ltd., 5.15%, 5/15/2038 (n)	$115,000	$108,630
Central American Bottling Corp., 5.25%, 4/27/2029 (n)	199,000	196,560
Constellation Brands, Inc., 4.8%, 5/01/2030	31,000	31,440
JBS USA Holding Lux S.à r.l., 5.95%, 4/20/2035 (n)	58,000	60,929
Performance Food Group Co., 6.125%, 9/15/2032 (n)	116,000	118,820
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	100,000	96,401
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	78,000	78,649
		$691,429
Gaming & Lodging – 0.3%
Las Vegas Sands Corp., 5.625%, 6/15/2028	$58,000	$59,297
Marriott International, Inc., 2.85%, 4/15/2031	61,000	56,134
		$115,431
Insurance – 1.2%
Corebridge Financial, Inc., 4.35%, 4/05/2042	$20,000	$17,265
Corebridge Financial, Inc., 4.4%, 4/05/2052	60,000	49,566
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052	150,000	153,820
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	210,000	231,233
		$451,884
Insurance - Health – 0.5%
Humana, Inc., 5.875%, 3/01/2033	$196,000	$206,212
Insurance - Property & Casualty – 2.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	$150,000	$149,218
AmWINS Group Benefits, Inc., 6.375%, 2/15/2029 (n)	100,000	102,033
Aon Corp., 4.5%, 12/15/2028	115,000	116,186
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	283,000	286,580
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	15,000	14,149
Hub International Ltd., 7.25%, 6/15/2030 (n)	150,000	156,436
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	100,000	104,012
		$928,614
Interactive Media Services – 0.4%
Snap, Inc., 6.875%, 3/01/2033 (n)	$136,000	$139,005
Machinery & Tools – 1.1%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$200,000	$206,969
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	200,000	206,289
		$413,258
Major Banks – 7.2%
Bank of America Corp., 4.271% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.31%) to 7/23/2029	$61,000	$61,211
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	415,000	371,949
Bank of America Corp., 3.846% to 3/08/2032, FLR (CMT - 1yr. + 2%) to 3/08/2037	215,000	200,872
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	200,000	229,485
Citigroup, Inc., 6.875% to 8/15/2030, FLR (CMT - 5yr. + 2.89%) to 11/15/2173	182,000	187,561
Discover Financial Services, 6.7%, 11/29/2032	161,000	177,619
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	148,000	135,772
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	200,000	188,679
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	81,000	75,968
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	25,000	25,833
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	59,000	61,472
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2170 (n)	200,000	181,916

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
UBS Group AG, 7% to 8/05/2035, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.296%) to 8/05/2172 (n)	$200,000	$203,886
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	429,000	399,345
Wells Fargo & Co., 3.9% to 3/15/2026, FLR (CMT - 1yr. + 3.453%) to 3/15/2071	215,000	212,912
		$2,714,480
Medical & Health Technology & Services – 1.4%
Alcon Finance Corp., 5.75%, 12/06/2052 (n)	$200,000	$205,709
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	239,000	245,482
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	89,000	89,093
		$540,284
Metals & Mining – 1.0%
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	$170,000	$162,306
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	88,000	80,717
Novelis, Inc., 3.875%, 8/15/2031 (n)	140,000	127,636
		$370,659
Midstream – 2.9%
Cheniere Energy Partners LP, 5.75%, 8/15/2034	$143,000	$148,661
Enbridge, Inc., 3.125%, 11/15/2029	150,000	142,909
Enbridge, Inc., 2.5%, 8/01/2033	170,000	144,710
Enbridge, Inc., 5.625%, 4/05/2034	109,000	113,775
Plains All American Pipeline LP, 3.8%, 9/15/2030	135,000	130,146
Targa Resources Corp., 4.95%, 4/15/2052	82,000	70,190
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031	65,000	65,190
Targa Resources Partners LP/Targa Resources Finance Corp., 4%, 1/15/2032	67,000	63,539
Venture Global LNG, Inc., 7%, 1/15/2030 (n)	205,000	212,127
		$1,091,247
Mortgage-Backed – 0.0%
Fannie Mae, 6.5%, 4/01/2032	$4,661	$4,847
Fannie Mae, 3%, 2/25/2033 (i)	18,686	1,303
Fannie Mae, 5.5%, 9/01/2034	1,988	2,011
Freddie Mac, 1.206%, 6/25/2030 (i)	109,602	4,851
		$13,012
Municipals – 3.5%
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Taxable, “A-4”, 7%, 6/30/2039	$189,000	$155,928
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Taxable, Convertible Capital Appreciation, “B-2”, 0% to 11/15/2029, 8% to 6/30/2044	99,000	56,628
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	195,000	181,346
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	270,000	221,300
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	245,000	256,870
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	34,000	33,538
Port Beaumont, TX, Industrial Development Authority, Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	245,000	219,846
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Taxable, “A-2”, 4.55%, 7/01/2040	174,000	143,563
Wisconsin Public Finance Authority, Senior Lien Rev. (E-470 Public Highway Authority Service Areas Project), Taxable, 7.087%, 7/01/2060	65,000	65,848
		$1,334,867
Network & Telecom – 0.5%
NTT Finance Corp., 5.502%, 7/16/2035 (n)	$200,000	$206,878
Other Banks & Diversified Financials – 0.7%
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	$104,000	$102,255
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035	160,000	167,899
		$270,154

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Precious Metals & Minerals – 0.5%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	$163,000	$172,478
Real Estate - Apartment – 0.2%
Mid-America Apartments LP, 2.75%, 3/15/2030	$82,000	$77,165
Real Estate - Office – 0.8%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$209,000	$180,674
Boston Properties LP, REIT, 5.75%, 1/15/2035	122,000	124,706
		$305,380
Retailers – 0.2%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$65,000	$61,397
Specialty Chemicals – 0.2%
International Flavors & Fragrances, Inc., 5%, 9/26/2048	$69,000	$60,649
Specialty Stores – 0.7%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$274,000	$251,009
Telecommunications - Wireless – 0.5%
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	$200,000	$159,356
Rogers Communications, Inc., 4.55%, 3/15/2052	58,000	48,078
		$207,434
Tobacco – 1.5%
B.A.T. Capital Corp., 3.215%, 9/06/2026	$231,000	$229,220
B.A.T. Capital Corp., 6.343%, 8/02/2030	18,000	19,432
Japan Tobacco, Inc., 5.85%, 6/15/2035 (n)	150,000	159,727
Philip Morris International, Inc., 5.75%, 11/17/2032	146,000	155,555
		$563,934
Transportation - Services – 0.5%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	$46,000	$44,917
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	132,000	102,197
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	46,000	31,773
		$178,887
U.S. Treasury Obligations – 27.0%
U.S. Treasury Bonds, 2.375%, 2/15/2042	$1,550,000	$1,148,574
U.S. Treasury Bonds, 4.375%, 8/15/2043	817,000	788,469
U.S. Treasury Bonds, 4.75%, 11/15/2043	950,000	960,094
U.S. Treasury Bonds, 4.5%, 2/15/2044	1,535,000	1,501,362
U.S. Treasury Bonds, 5%, 5/15/2045	250,000	259,609
U.S. Treasury Bonds, 2.25%, 2/15/2052	60,000	37,216
U.S. Treasury Bonds, 4.125%, 8/15/2053	60,000	54,232
U.S. Treasury Bonds, 4.75%, 11/15/2053	300,000	300,516
U.S. Treasury Bonds, 4.25%, 2/15/2054	1,250,000	1,153,808
U.S. Treasury Bonds, 4.5%, 11/15/2054	250,000	240,713
U.S. Treasury Notes, 4.125%, 7/31/2028 (f)	1,930,000	1,955,633
U.S. Treasury Notes, 4.25%, 6/30/2029	250,000	254,971
U.S. Treasury Notes, 3.875%, 4/30/2030	900,000	905,695
U.S. Treasury Notes, 4.25%, 11/15/2034	650,000	657,338
		$10,218,230
Utilities - Electric Power – 1.4%
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	$200,000	$230,573
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	34,000	30,400
Pacific Gas & Electric Co., 3.5%, 8/01/2050	250,000	170,551

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)	$100,000	$102,672
		$534,196
Total Bonds		$37,144,193
Mutual Funds (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 4.19% (v)	221,188	$221,211

Other Assets, Less Liabilities – 1.1%		433,825
Net Assets – 100.0%		$37,799,229

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $221,211 and
$37,144,193, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $16,223,076, representing 42.9% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro

Derivative Contracts at 9/30/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	8,932	USD	10,439	State Street Corp.	10/17/2025	$57

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	13	$2,709,180	December – 2025	$1,697
U.S. Treasury Ultra Bond 30 yr	Long	USD	5	600,312	December – 2025	19,101
U.S. Treasury Ultra Note 10 yr	Long	USD	1	115,078	December – 2025	1,001
						$21,799
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	11	$1,201,149	December – 2025	$(291)
At September 30, 2025, the fund had liquid securities with an aggregate value of $60,797 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$10,218,230	$—	$10,218,230
Non - U.S. Sovereign Debt	—	693,502	—	693,502
Municipal Bonds	—	1,334,867	—	1,334,867
U.S. Corporate Bonds	—	10,322,790	—	10,322,790
Residential Mortgage-Backed Securities	—	1,724,920	—	1,724,920
Commercial Mortgage-Backed Securities	—	1,996,198	—	1,996,198
Asset-Backed Securities (including CDOs)	—	6,013,948	—	6,013,948
Foreign Bonds	—	4,839,738	—	4,839,738
Investment Companies	221,211	—	—	221,211
Total	$221,211	$37,144,193	$—	$37,365,404
Other Financial Instruments
Futures Contracts – Assets	$21,799	$—	$—	$21,799
Futures Contracts – Liabilities	(291)	—	—	(291)
Forward Foreign Currency Exchange Contracts – Assets	—	57	—	57
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$411,057	$7,701,937	$7,891,778	$26	$(31)	$221,211

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$13,005	$—